Off-balance-sheet commitments - Agreements for Exploitation of Industrial Property (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
SARCOB commercialization agreement
Disclosure of detailed information about borrowings [line items]
Annual guaranteed minimum amount following the first marketing of a nutraceutical product	€ 40
MACULIA commercialization agreement
Disclosure of detailed information about borrowings [line items]
Annual guaranteed minimum amount following the first marketing of a nutraceutical product	15
Guaranteed minimum amount in the event of marketing of a drug product	€ 50